SEGMENT REPORTING - Information Regarding Principal Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023	Jul. 01, 2023	Apr. 01, 2023	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Revenues and Long-Lived Assets
Net sales	$ 1,524,353	$ 1,827,637	$ 2,043,918	$ 1,822,476	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 7,218,384	$ 9,626,739	$ 8,636,134
Long-Lived Tangible Assets	967,790				897,761				967,790	897,761	734,630
United States
Revenues and Long-Lived Assets
Net sales									6,935,431	9,254,676	8,395,737
Long-Lived Tangible Assets	779,748				770,921				779,748	770,921	679,757
Foreign
Revenues and Long-Lived Assets
Net sales									282,953	372,063	240,397
Long-Lived Tangible Assets	$ 188,042				$ 126,840				$ 188,042	$ 126,840	$ 54,873